Consolidated Balance Sheet - USD ($)		Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash
Prepaid expenses			90,000
Total current assets			90,000
TOTAL ASSETS			90,000
Current Liabilities
Accounts payable and accrued expenses		120,374
Promissory note, related party		209,097
Total current liabilities		329,471	100,423
TOTAL LIABILITIES		329,471	100,423
COMMITMENTS AND CONTINGENCIES (NOTE 5)
STOCKHOLDER’S DEFICIT
Preferred stock, value
Common stock, value
Additional paid-in capital
Accumulated deficit		(329,471)	(10,423)
Total stockholder’s deficit		(329,471)	(10,423)
TOTAL LIABILITIES AND STOCKHOLDER’S DEFICIT			90,000
Related Party [Member]
Current Liabilities
Due to related party			100,423
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Current Assets
Cash		190,655
Prepaid expenses		194,280		15,343
Total current assets		384,935		15,343
Deferred offering costs				28,557
Long-term prepaid insurance		88,965
Marketable securities held in Trust Account		253,824,027
Digital assets
Fixed Assets, net
TOTAL ASSETS		254,297,927		43,900
Current Liabilities
Accrued expenses		27,475
Accrued offering expenses		85,000
Total current liabilities		112,475		42,444
Deferred legal fee		684,067
TOTAL LIABILITIES		796,542		42,444
COMMITMENTS AND CONTINGENCIES (NOTE 5)
STOCKHOLDER’S DEFICIT
Preferred stock, value
Additional paid-in capital		813,455		24,156
Additional paid-in capital
Accumulated deficit		(1,137,002)		(23,544)
Total stockholder’s deficit		(322,642)		1,456
TOTAL LIABILITIES AND STOCKHOLDER’S DEFICIT		254,297,927		43,900
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Previously Reported [Member]
Current Assets
Prepaid expenses				15,343
Total current assets				15,343
Deferred offering costs				28,557
TOTAL ASSETS				43,900
Current Liabilities
Total current liabilities				42,444
COMMITMENTS AND CONTINGENCIES (NOTE 5)
STOCKHOLDER’S DEFICIT
Preferred stock, value
Additional paid-in capital				24,233
Accumulated deficit				(23,544)
Total stockholder’s deficit				1,456
TOTAL LIABILITIES AND STOCKHOLDER’S DEFICIT				43,900
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class A [Member]
Current Liabilities
Class A ordinary shares subject to possible redemption, 25,000,000 shares at a redemption value of $10.15 and $0 per share at September 30, 2025 and December 31, 2024, respectively		253,824,027	251,199,623
STOCKHOLDER’S DEFICIT
Common stock, value		71
Total stockholder’s deficit		71	71
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class A [Member] | Previously Reported [Member]
STOCKHOLDER’S DEFICIT
Common stock, value
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
STOCKHOLDER’S DEFICIT
Common stock, value		834		844
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member] | Previously Reported [Member]
STOCKHOLDER’S DEFICIT
Common stock, value	[1]			767
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Related Party [Member]
Current Liabilities
Promissory note, related party				42,444
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Related Party [Member] | Previously Reported [Member]
Current Liabilities
Promissory note, related party				$ 42,444
PROCAP BTC, LLC [Member]
Current Assets
Cash
Accounts receivable		77,000
Escrow account			1,000,000
Prepaid expenses		18,350	10,000
Total current assets		95,350	1,010,000
Digital assets		565,404,018	530,796,383
Fixed Assets, net		8,015
TOTAL ASSETS		565,507,383	531,806,383
Current Liabilities
Accounts payable and accrued expenses		3,636,381	6,300
Due to investors			1,000,000
Total current liabilities		4,359,573	1,017,858
Conversion feature liability		516,500
Derivative liability			45,968,500
TOTAL LIABILITIES		4,876,073	46,986,358
COMMITMENTS AND CONTINGENCIES (NOTE 5)
STOCKHOLDER’S DEFICIT
Preferred stock, value		460,201,500	460,201,500
Common stock, value
Accumulated deficit		100,429,810	24,618,525
Total stockholder’s deficit		560,631,310	484,820,025
TOTAL LIABILITIES AND STOCKHOLDER’S DEFICIT		565,507,383	531,806,383
PROCAP BTC, LLC [Member] | Related Party [Member]
Current Liabilities
Promissory note, related party		$ 723,192	$ 11,558

[1]	Includes up to 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7).